Parent Company Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Income (loss) before taxes and equity in undistributed net income	$ 1,932	$ 1,779	$ 1,313	$ 1,375	$ 1,448	$ (2,497)	$ 27	$ 69	$ 6,399	$ (953)	$ 1,359
Income Tax Expense (Benefit)	541	579	399	469	424	(755)	87	146	1,988	(98)	241
Net income (loss)	1,391	1,200	914	906	1,024	(1,742)	(60)	(77)	4,411	(855)	1,118
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividend from subsidiary									0	24,400	0
Interest and dividends on investments									57	123	159
Other income									315	276	399
Total income									372	24,799	558
Operating Expenses									781	2,152	758
Income (loss) before taxes and equity in undistributed net income									(409)	22,647	(200)
Income Tax Expense (Benefit)									(173)	(418)	(35)
Income (loss) before equity in undistributed net income of subsidiary									(236)	23,065	(165)
Equity in undistributed net income of subsidiary									4,647	(23,920)	1,283
Net income (loss)									$ 4,411	$ (855)	$ 1,118